Financial Instrument (Tables)	12 Months Ended
Dec. 31, 2013
Financial Instruments (Tables) [Abstract]
Non-Derivative Financial Instruments

		2013		2012
	Fair Value	Carrying	Fair	Carrying	Fair
	Hierarchy	Amount	Value	Amount	Value

Assets
Cash and cash equivalents	1	$682,777	$682,777	$688,040	$688,040
Accounts Receivable(1)	2	3,190,392	3,190,392	3,157,233	3,157,233
Long-term Notes Receivable	3	165,807	175,768	-	-

Liabilities
Accounts payable(1)	2	$666,526	$666,526	$745,644	$745,644
Short-term borrowings(1)	2	158,990	158,990	121,823	121,823
Long term debt, excluding 2012 Credit Agreement, Euro Notes and Senior Notes	2	679,847	679,847	721,928	721,928
2012 Credit Agreement	2	2,707,145	2,710,270	2,659,340	2,652,840
Senior Notes	2	4,824,753	5,348,679	4,743,442	5,296,325
Euro Notes	2	46,545	47,423	51,951	54,574
Noncontrolling interests subject to put provisions	3	648,251	648,251	523,260	523,260

(1) Also includes amounts from related parties.

Derivative Financial Instruments Valuation
	2013		2012

	Assets(2)	Liabilities(2)	Assets(2)	Liabilities(2)
Derivatives in cash flow hedging relationships(1)
Current
Foreign exchange contracts	4,985	(2,719)	7,839	(7,510)
Non-current
Foreign exchange contracts	759	(374)	942	(187)
Interest rate contracts	-	(4,392)	-	(6,221)
Total	$5,744	$(7,485)	$8,781	$(13,918)

Derivatives not designated as hedging instruments(1)
Current
Foreign exchange contracts	11,679	(22,982)	23,396	(19,068)

Non-current
Foreign exchange contracts	1,060	(820)	132	(292)
Total	$12,739	$(23,802)	$23,528	$(19,360)

(1) At December 31, 2013 and December 31, 2012, the valuation of the Company's derivatives was determined using Significant Other Observable Inputs (Level 2) in accordance with the fair value hierarchy levels established in U.S. GAAP.
(2) Derivative instruments are marked to market each reporting period resulting in carrying amounts being equal to fair values at the reporting date.

Effect of Derivatives on the Consolidated Financial Statements
The Effect of Derivatives on the Consolidated Financial Statements

	Amount of Gain or (Loss) Recognized in AOCI on Derivatives		Location of (Gain) or Loss Reclassified from AOCI in Income	Amount of (Gain) or Loss Reclassified from AOCI in Income
Derivatives in Cash Flow Hedging Relationships

	(Effective Portion) for the year ended December 31,				(Effective Portion) for the year ended December 31,
	2013	2012	(Effective Portion)	2013	2012

Interest rate contracts	$(6,601)	$(16,762)	Interest income/expense	$28,111	$23,779
Foreign exchange contracts	3,684	21,834	Costs of Revenue	(3,251)	(5,414)
Foreign exchange contracts			Interest income/expense	589	582

	$(2,917)	$5,072		$25,449	$18,947

Derivatives not Designated as Hedging Instruments		Amount of (Gain) or Loss Recognized in Income on Derivatives for the year ended December 31,
	Location of (Gain) or Loss Recognized in Income on Derivatives

		2013	2012

Foreign exchange contracts	Selling, general and administrative expense
		$(15,190)	$(8,804)
Foreign exchange contracts	Interest income/expense	7,161	8,033

		$(8,029)	$(771)